Share based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
In September 2021, the Board of Directors established a long-term incentive plan allocating 800,000 of the Company’s authorized but unissued share capital. In December 2021, the Board approved a grant of 500,000 share options to management resources (employees from 2020 Bulkers Management AS providing management services) and directors. In March 2022 the Board approved a further grant of 120,000 share options to management with the same terms. The share options granted to date have a five-year term and cliff vest three years from the date of grant. The exercise price is US$8.0 per share and will be reduced by any dividends and cash distributions paid. Stock compensation expense of $0.5 million, $0.4 million and $0.03 million was expensed in the years ended December 31, 2023, 2022 and 2021, respectively, and recognized in “General and administrative expenses” in the Consolidated Statements of Operations.

The table below sets forth the number of share options, weighted average remaining life, weighted average exercise price and weighted average grant date fair value price for the years ended December 31, 2021, 2022 and 2023, respectively:

	Outstanding share options	Weighted average remaining life		Weighted average exercise price (in $)	Weighted average grant date fair value (in $)
Outstanding as of March 17, 2021	—	0.0		—	—
Granted	500,000	4.0		8.00	2.20
Vested	—	0.0	0	—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2021, unvested	500,000	4.0		8.00	2.20
Outstanding as of December 31, 2021, exercisable	—	0.0		—	—
Granted	120,000	4.0		8.00	1.95
Vested	—	0.0		—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2022, unvested	620,000	3.0		8.00	2.15
Outstanding as of December 31, 2022, exercisable	—	0.0		—	—
Granted	—	0.0		—	—
Vested	—	0.0		—	—
Forfeited	—	0.0		—	—
Outstanding as of December 31, 2023, unvested	620,000	3.0		8.00	2.15
Outstanding as of December 31, 2023, exercisable	—	0.0		—	—

The fair value of the share options granted in March 2022 and December 2021 was calculated using the Black-Scholes option pricing model using the following inputs:

	2022	2021
Grant date	March 10	December 8
Risk-free rate	2.00%	1.52%
Expected life	4.0 years	4.0 years
Expected future volatility	56%	57%

In 2022 and 2021 the expected future volatility was based on peer group volatility due to the short lifetime of the Company. As of December 31, 2023, 2022 and 2021, there was no intrinsic value for unvested outstanding awards.

As of December 31, 2023, the total unrecognized compensation cost amounting to $0.4 million relating to options outstanding is expected to be recognized over a weighted average period of 1.0 year.